Subsequent Events (Details) (AVRS, Inc., Subsequent Event, USD $) In Millions, unless otherwise specified	0 Months Ended
Apr. 02, 2015
AVRS, Inc. | Subsequent Event
Subsequent Event [Line Items]
Business acquisition cost	$ 50.0